Related Party Transactions - Summary of Loans to Directors, Executive Officers and Their Related Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Balance, at beginning of the year	$ 19,208	$ 21,720
Disbursements during the year	3,798	4,722
Collections during the year	(8,191)	(7,234)
Balance, at end of the year	$ 14,815	$ 19,208